UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05082

THE MALAYSIA FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Malaysia Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (94.5%)
(Unless Otherwise Noted)
Automobiles (3.0%)
Proton Holdings Bhd	1,243,900	$1,452
TAN Chong Motor Holdings Bhd	1,670,700	1,009
		2,461
Commercial Banks (18.3%)
CIMB Group Holdings Bhd	1,908,296	6,120
Malayan Banking Bhd	2,074,975	3,987
Public Bank Bhd	1,588,926	4,683
		14,790
Construction & Engineering (8.3%)
Gamuda Bhd	3,682,000	3,372
IJM Corp. Bhd	2,554,300	3,321
		6,693
Construction Materials (1.2%)
Lafarge Malayan Cement Bhd	548,100	993

Diversified Financial Services (5.0%)
AMMB Holdings Bhd	3,269,800	4,025

Electric Utilities (5.7%)
Tenaga Nasional Bhd	1,941,650	4,595

Food Products (6.8%)
IOI Corp. Bhd	1,001,550	1,505
Kuala Lumpur Kepong Bhd	258,100	1,029
Wilmar International Ltd.	670,300	3,007
		5,541
Health Care Equipment & Supplies (2.1%)
Top Glove Corp. Bhd	816,500	1,675

Hotels, Restaurants & Leisure (13.1%)
Berjaya Sports Toto Bhd	1,895,678	2,427
Genting Bhd	2,373,400	4,704
Genting Malaysia Bhd	4,418,700	3,498
		10,629
Independent Power Producers & Energy Traders (1.7%)
Tanjong plc	314,000	1,361

Industrial Conglomerates (1.3%)
Sime Darby Bhd	420,310	1,032

Marine (3.6%)
Malaysia International Shipping Corp. Bhd	1,146,300	2,948

Multiline Retail (2.8%)
Parkson Holdings Bhd	1,550,400	2,289

Multi-Utilities (4.7%)
YTL Corp. Bhd	1,840,113	3,801

Real Estate (7.0%)
IGB Corp. Bhd (a)	4,537,800	2,347
SP Setia Bhd	2,878,448	3,352
		5,699
Wireless Telecommunication Services (9.9%)
Axiata Group Bhd (a)	4,273,425	3,827
Digi.com Bhd	670,200	4,148
		7,975
TOTAL COMMON STOCKS (Cost $51,355)		76,507

No. of Rights
RIGHTS (0.0%)
Construction & Engineering (0.0%)
IJM Corp. Bhd, expires 10/16/09 (a)(b) (Cost $—)	255,430	19

	No. of Warrants
WARRANTS (0.2%)
Hotels, Restaurants & Leisure (0.1%)
IJM Land Bhd, expires 9/11/13 (a)	244,960	73

Real Estate (0.1%)
SP Setia Bhd, expires 1/21/13 (a)	558,425	102
TOTAL WARRANTS (Cost $51)		175

	Shares
SHORT-TERM INVESTMENT (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $856)	855,990	856
TOTAL INVESTMENTS (95.8%) (Cost $52,262) +		77,557
OTHER ASSETS IN EXCESS OF LIABILITIES (4.2%)		3,432
NET ASSETS (100%)		$80,989

(a)	Non-income producing security.
(b)

At September 30, 2009, the Fund held approximately $19,000 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $2,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $4,293,000 and $13,636,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $52,262,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $25,295,000 of which $27,050,000 related to appreciated securities and $1,755,000 related to depreciated securities.

The Malaysia Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$2,461	$—	$—	$2,461
Commercial Banks	14,790	—	—	14,790
Construction & Engineering	6,693	—	—	6,693
Construction Materials	993	—	—	993
Diversified Financial Services	4,025	—	—	4,025
Electric Utilities	4,595	—	—	4,595
Food Products	5,541	—	—	5,541
Health Care Equipment & Supplies	1,675	—	—	1,675
Hotels, Restaurants & Leisure	10,629	—	—	10,629
Independent Power Producers & Energy Traders	1,361	—	—	1,361
Industrial Conglomerates	1,032	—	—	1,032
Marine	2,948	—	—	2,948
Multiline Retail	2,289	—	—	2,289
Multi-Utilities	3,801	—	—	3,801
Real Estate	5,699	—	—	5,699
Wireless Telecommunication Services	7,975	—	—	7,975
Total Common Stocks	76,507	—	—	76,507
Rights
Construction & Engineering	—	19	—	19
Short-Term Investment
Investment Company	856	—	—	856
Warrants	175	—	—	175
Total Assets	77,538	19	—	77,557

Total	$77,538	$19	$—	$77,557

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Malaysia Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2009